INCOME TAXES	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
NOTE 4 - INCOME TAXES

From inception, December 29, 2010 to January 31, 2012, the Company, with the consent of its shareholder, elected to be taxed as a sole proprietorship under the provisions of the Internal Revenue Code. Instead of paying federal corporate income taxes, the members of a Limited Liability Corporation are taxed individually on their proportionate share of the Company’s taxable income.

Effective February 1, 2012 the Company became taxable as a regular corporation under the provisions of the Internal Revenue Code.

The Company recognizes deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards. The Company will establish a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The Company has a net operating loss carryforward for tax purposes totaling approximately $69,000 at November 30, 2013, expiring beginning in 2032. There is a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally greater than a 50% change in ownership).

The provision for Federal income tax consists of the following at November 30:

	2013	2012
Federal income tax benefit attributable to:
Current operations	$13,743	$9,758
Less: valuation allowance	(13,743)	(9,758)
Net provision for Federal income tax	$0	$0

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$23,501	$9,758
Valuation allowance	(23,501)	(9,758)
Net deferred tax asset	$0	$0

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.